Contingent Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Contingent Liabilities
Contractual purchase obligations for 2015	$ 19,129
Contractual purchase obligations for 2016 and 2017	21,386
Contractual purchase obligations for 2018 and 2019	2,518
Contractual purchase obligations for years 2020 and thereafter	$ 691